LONG TERM INVESTMENTS (Details) $ in Thousands	9 Months Ended
Sep. 30, 2025 USD ($)
Statement [Line Items]
Net Additions And (warrants Exercised)	$ (466)
Movements In Foreign Exchange	52
Fair Value Adjustments For The Period	2,746
Fair Value Of Long Term Investments, Ending Balance	3,579
Fair Value Of Long Term Investments, Beggining Balance	1,247
Talisker Resources Ltd. Common Share [Member]
Statement [Line Items]
Net Additions And (warrants Exercised)	(466)
Movements In Foreign Exchange	40
Fair Value Adjustments For The Period	2,442
Fair Value Of Long Term Investments, Ending Balance	2,701
Fair Value Of Long Term Investments, Beggining Balance	685
Silver Wolf Exploration Ltd. Common Share [Member]
Statement [Line Items]
Net Additions And (warrants Exercised)	0
Movements In Foreign Exchange	7
Fair Value Adjustments For The Period	129
Fair Value Of Long Term Investments, Ending Balance	495
Fair Value Of Long Term Investments, Beggining Balance	359
Endurance Gold Corp. Common Shares
Statement [Line Items]
Net Additions And (warrants Exercised)	0
Movements In Foreign Exchange	4
Fair Value Adjustments For The Period	125
Fair Value Of Long Term Investments, Ending Balance	275
Fair Value Of Long Term Investments, Beggining Balance	146
Endurance Gold Corp. Warrants
Statement [Line Items]
Net Additions And (warrants Exercised)	0
Movements In Foreign Exchange	1
Fair Value Adjustments For The Period	43
Fair Value Of Long Term Investments, Ending Balance	81
Fair Value Of Long Term Investments, Beggining Balance	37
Silver Wolf Exploration Ltd. Warrants
Statement [Line Items]
Net Additions And (warrants Exercised)	0
Movements In Foreign Exchange	0
Fair Value Adjustments For The Period	7
Fair Value Of Long Term Investments, Ending Balance	27
Fair Value Of Long Term Investments, Beggining Balance	$ 20